Cover	Nov. 13, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 13, 2024
Entity File Number	001-40723
Entity Registrant Name	COLLECTIVE AUDIENCE, INC.
Entity Central Index Key	0001854583
Entity Tax Identification Number	86-2861807
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	85 Broad Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10004
City Area Code	(808)
Local Phone Number	829-1057
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false